20. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Tables
Segment reporting
	Commercial Vehicles	Office Leasing	Total

Segment Revenues	$657,627	$501	$658,128
Cost of Sales	$583,273	$1,360	$584,633
Gross Profit	$74,354	$(859)	$73,495
Selling and marketing	$10,056	$206	$10,262
General and administrative	$48,763	$1,164	$49,927
Interest expense	$9,597	—	$9,597
Other (income) expense, net	$(13,435))	—	$(13,435)

Income from operations	$19,373	$(2,229)	$17,144

Interest income	$(404))	$(2)	$(406)

Depreciation and amortization	$2,046	$1,243	$3,289

Segment Income before taxes	$19,775	$(2,225)	$17,550